NOTES PAYABLE CURRENT (Tables)	12 Months Ended
Dec. 31, 2020
NOTES PAYABLE CURRENT
Notes payable
	December 31,
	2020	2019
Demand note payable, 10%, secured by Software (A)	$12,500	$12,500
Demand note payable to former director, 10%, unsecured (B)	0	30,000
Convertible demand note payable to former director, 12%, unsecured (B)	0	40,000
Convertible notes payable, 6% (C)	150,000	150,000
Convertible term note payable, 7%, secured (D)	0	100,000
	$162,500	$332,500

Notes payable -- related parties
	December 31,
	2020	2019
Demand notes payable to officer and director, 6%, unsecured	$0	$38,000
Demand note payable to director, 6%, unsecured	0	20,000
	$0	$58,000